FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets and liabilities measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Assets, beginning balance	$ 289,855,048
Included in earnings	(672)	$ 7,253	$ (27,795)
Assets, ending balance	352,814,733	289,855,048
Liabilities
Liabilities, beginning balance	255,929,590
Liabilities, ending balance	312,817,182	255,929,590
Debt instruments
Assets
Included in earnings	11,700	(106)
Equity securities
Assets
Transfers out of Level 3	(41,856)	(24,855)
Recurring Fair Value
Assets
Assets, beginning balance	2,790,771
Assets, ending balance		2,790,771
Liabilities
Liabilities, beginning balance	236,756
Liabilities, ending balance		236,756
Recurring Fair Value | Derivative financial instruments
Liabilities
Liabilities, beginning balance	236,756
Liabilities, ending balance		236,756
Recurring Fair Value | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	232,444
Liabilities, ending balance		232,444
Recurring Fair Value | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	4,312
Liabilities, ending balance		4,312
Recurring Fair Value | Derivative financial instruments
Assets
Assets, beginning balance	984,339
Assets, ending balance		984,339
Recurring Fair Value | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	937,633
Assets, ending balance		937,633
Recurring Fair Value | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	46,393
Assets, ending balance		46,393
Recurring Fair Value | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	313
Assets, ending balance		313
Recurring Fair Value | Equity securities
Assets
Assets, beginning balance	335,006
Assets, ending balance		335,006
Recurring Fair Value | Investment in associates
Assets
Assets, beginning balance	1,358,368
Assets, ending balance		1,358,368
Recurring Fair Value | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,355,688
Assets, ending balance		1,355,688
Recurring Fair Value | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance	2,680
Assets, ending balance		2,680
Recurring Fair Value | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	113,058
Assets, ending balance		113,058
Recurring Fair Value | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	113,058
Assets, ending balance		113,058
Recurring Fair Value | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance
Assets, ending balance
Recurring Fair Value | Level 3
Assets
Assets, beginning balance	2,790,771	2,558,577
Included in earnings	489,945	173,363
OCI	89,072	36,656
Purchases	665,825	548,615
Settlement	(710,453)	(645,276)
Reclassifications	(3,958)	(23,708)
Prepaids	(19,181)	(32,211)
Transfers in to Level 3	53,315	282,202
Transfers out of Level 3	(57,740)	(107,447)
Assets, ending balance	3,297,596	2,790,771	2,558,577
Liabilities
Liabilities, beginning balance	236,756	94,198
Included in earnings	113,568	5,343
Purchases	215,183	72,006
Settlement	(157,706)	(52,339)
Reclassifications	(3,958)	(26,901)
Transfers into Level 3	396	163,434
Transfers out of Level 3	(4,550)	(18,985)
Liabilities, ending balance	399,689	236,756	94,198
Recurring Fair Value | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	236,756	94,198
Included in earnings	113,568	5,343
Purchases	215,183	72,006
Settlement	(157,706)	(52,339)
Reclassifications	(3,958)	(26,901)
Transfers into Level 3	396	163,434
Transfers out of Level 3	(4,550)	(18,985)
Liabilities, ending balance	399,689	236,756	94,198
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	232,444	91,759
Included in earnings	88,743	(2,351)
Purchases	188,860	71,358
Settlement	(157,374)	(52,311)
Reclassifications	(777)	(19,593)
Transfers into Level 3		160,156
Transfers out of Level 3	(3,869)	(16,574)
Liabilities, ending balance	348,027	232,444	91,759
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	4,312	2,439
Included in earnings	24,825	7,694
Purchases	26,323	648
Settlement	(332)	(28)
Reclassifications	(3,181)	(7,308)
Transfers into Level 3	396	3,278
Transfers out of Level 3	(681)	(2,411)
Liabilities, ending balance	51,662	4,312	2,439
Recurring Fair Value | Level 3 | Derivative financial instruments
Assets
Assets, beginning balance	984,339	716,379
Included in earnings	290,381	68,504
Purchases	617,087	539,138
Settlement	(657,213)	(483,375)
Reclassifications	(3,958)	(26,901)
Transfers in to Level 3	596	249,521
Transfers out of Level 3	(38,621)	(78,927)
Assets, ending balance	1,192,611	984,339	716,379
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Assets
Assets, beginning balance	937,633	580,206
Included in earnings	270,494	105,528
Purchases	607,659	532,190
Settlement	(647,914)	(456,806)
Reclassifications	(777)	(19,593)
Transfers in to Level 3	547	235,709
Transfers out of Level 3	(4,306)	(39,601)
Assets, ending balance	1,163,336	937,633	580,206
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Assets
Assets, beginning balance	46,393	136,173
Included in earnings	19,887	(37,024)
Purchases	9,323	6,635
Settlement	(8,986)	(26,569)
Reclassifications	(3,181)	(7,308)
Transfers in to Level 3	49	13,812
Transfers out of Level 3	(34,315)	(39,326)
Assets, ending balance	29,170	46,393	136,173
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Assets
Assets, beginning balance	313
Purchases	105	313
Settlement	(313)
Assets, ending balance	105	313
Recurring Fair Value | Level 3 | Equity securities
Assets
Assets, beginning balance	335,006	445,356
Included in earnings	(285)	(474)
OCI	89,072	36,656
Purchases	44,949	2,664
Settlement	(18,848)	(124,343)
Transfers in to Level 3	41,856	2
Transfers out of Level 3	(310)	(24,855)
Assets, ending balance	491,440	335,006	445,356
Recurring Fair Value | Level 3 | Investment in associates
Assets
Assets, beginning balance	1,358,368	1,263,765
Included in earnings	188,149	105,439
Purchases		1,779
Settlement	(14,361)	(15,808)
Reclassifications		3,193
Assets, ending balance	1,532,156	1,358,368	1,263,765
Recurring Fair Value | Level 3 | Investment in associates | P.A. Viva Malls
Assets
Assets, beginning balance	1,355,688	1,263,765
Included in earnings	189,132	105,202
Settlement	(14,361)	(13,279)
Assets, ending balance	1,530,459	1,355,688	1,263,765
Recurring Fair Value | Level 3 | Investment in associates | P.A Distrito Vera
Assets
Assets, beginning balance	2,680
Included in earnings	(983)	237
Purchases		1,779
Settlement		(2,529)
Reclassifications		3,193
Assets, ending balance	1,697	2,680
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments
Assets
Assets, beginning balance	113,058	133,077
Included in earnings	11,700	(106)
Purchases	3,789	5,034
Settlement	(20,031)	(21,750)
Prepaids	(19,181)	(32,211)
Transfers in to Level 3	10,863	32,679
Transfers out of Level 3	(18,809)	(3,665)
Assets, ending balance	81,389	113,058	133,077
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Securities issued or secured by other financial entities
Assets
Assets, beginning balance	113,058	122,285
Included in earnings	11,700	(106)
Purchases	3,789	5,034
Settlement	(20,031)	(14,623)
Prepaids	(19,181)	(32,211)
Transfers in to Level 3	10,863	32,679
Transfers out of Level 3	(18,809)	0
Assets, ending balance	$ 81,389	113,058	122,285
Recurring Fair Value | Level 3 | Fair value through profit or loss | Debt instruments | Corporate bonds
Assets
Assets, beginning balance		10,792
Settlement		(7,127)
Transfers out of Level 3		$ (3,665)
Assets, ending balance			$ 10,792